Investment Strategy	Apr. 30, 2026
Muzinich Dynamic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Dynamic Income Fund seeks to achieve its objective by allocating the Fund’s assets among various credit sectors of the global fixed income markets which the Advisor finds attractive from time-to-time. When allocating assets into these various credit segments, the Advisor seeks to take advantage of the potential differences in return expectations over the course of a full market cycle which may arise as these different credit sectors move in and out of favor. In seeking to achieve the Fund’s objective, the Advisor constructs the Fund’s portfolio targeting income generation and an average annual return over a full market cycle that meaningfully exceeds the U.S. 3-month Treasury bill rate within a volatility-managed framework. There can be no guarantee that the Fund will be able to provide such returns and you may lose money by investing in the Fund. The Fund pursues a “go-anywhere” strategy primarily within the credit markets and will normally invest at least 80% of its net assets in instruments that produce fixed or floating rate income, with a focus primarily in corporate bonds and syndicated loans, including floating rate loans, that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. Notwithstanding this strategy, if the Advisor believes that credit markets are or will be stressed—even for extended periods—the Fund may utilize a “defensive position” in which the Fund may invest substantially in cash and other non-corporate fixed income instruments such as U.S. Government Securities. Syndicated loans represent amounts borrowed by companies or other entities. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. A syndicated loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy. The Fund generally will acquire syndicated loans as assignments from lenders. These syndicated loans have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index.

The Fund invests in both investment grade rated bonds as well as below-investment grade bonds (or “junk”) bonds. The Fund may invest up to 25% of its assets in below-investment grade bonds rated below B- /B3 (at the time of purchase) by S&P Global Ratings (“Standard & Poor’s”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investor Services, Inc. (“Moody’s”), as applicable, or which are deemed equivalent by the Advisor. However, up to 100% of the Fund may be invested in bonds that are rated below-investment grade or Advisor-rated at any time. The Fund will typically not purchase bonds that are in default. The Fund’s investments may be unsecured or backed by receivables or other assets. The Fund may invest up to 70% of its net assets in foreign securities, including up to 40% in issuers located in emerging market countries. Emerging market countries are less developed foreign countries including countries whose economies or securities markets are not yet highly developed (“emerging markets”). Emerging markets may have below investment grade credit ratings and social or business activity in the process of rapid growth and industrialization. As this is an income-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest up to 20% of its net assets in each of the banking sector and diversified financials sector. The Fund may invest (up to 80% of its net assets) in mutual funds (including affiliated mutual funds), and/or exchange-traded funds (“ETFs”) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

There are three major components to the Advisor’s investment decision making process: (i) the determination of the appropriate asset allocation across the credit spectrum as well as desired geographical diversification, (ii) selection of individual investments for the Fund, and (iii) portfolio risk management. In the first two components, the Advisor’s Asset Allocation Group develops target top-down tactical allocation ranges. The portfolio managers then make the final allocation decision regarding the approximate percentage of the Fund that will be invested in each fixed income credit sector (for example higher rated bonds vs. lower rated bonds), and within and across geographies (for example, emerging markets vs. U.S. bonds). The portfolio managers then select investments based on a bottom-up fundamental analysis/evaluation of potential investment opportunities. In the third component, the Advisor may manage and adjust overall portfolio duration and credit risk exposure by the strategic use of derivatives that are primarily, but not only, used to reduce portfolio volatility. The Advisor expects to principally use credit index derivatives or options thereon (both long and short) and/or futures and options on primarily U.S. Treasurys to shorten or extend portfolio duration and credit spread sensitivity. The Advisor focuses on risk management from a long-term perspective, rather than being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

To mitigate the counterparty risk resulting from swap transactions, the Fund will only enter into swap transactions with highly rated financial institutions specializing in this type of transaction and in accordance with the standard terms laid down by the International Securities Dealers Association.

Although the Advisor will consider ratings assigned by ratings agencies in selecting investments, it relies principally on its own research and investment analysis. As applicable, the Advisor considers company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; legislation, regulation, litigation, transparency, market perspective, or other environmental, social and governance (ESG) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. The types of ESG factors that the Advisor believes can impact financial risks derive from, among other issues: changes to regulations, changes to consumer preferences, technology advancements, physical or transitional climate impacts, litigation risks, efficiency, brand value, innovation, market disruption/obsolescence, respect for human rights, anti-corruption, anti-bribery matters, and social license to operate. As a result of considering ESG factors in the Advisor’s investment decision process, an investment may be excluded or rejected where Muzinich believes those factors imply heightened risk of decreased liquidity of an investment and/or other negative financial impacts. In line with this, securities ineligible for investment by the Norges Bank Investment Management Company are also ineligible for inclusion in the Fund.

The Advisor does not manage the Fund to any particular duration. Rather, depending on the mix of securities within the Fund’s portfolio and market conditions, the portfolio’s average duration may change. The average duration-to-worst is anticipated to fall most often between zero and five years, with a concentration toward the middle of that range, but could be shortened or extended. (Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) In general, the longer the duration of the Fund’s bonds and/or loans, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares.

In constructing the Fund’s portfolio, the Advisor pays close attention to the overall liquidity of the Fund’s portfolio. The Advisor seeks to maintain a liquid portfolio. Under certain circumstances, particularly in difficult market environments, this may cause the Advisor to avoid certain investments whose liquidity might be challenged in those markets.
The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Trading securities frequently may lead to high portfolio turnover. Tax consequences are not a primary consideration in the Fund’s investment decisions. The Fund may also sell holdings as a result of a change in the tactical asset allocation. Although the Fund will typically not purchase bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Strategy Portfolio Concentration [Text]	The Fund invests in both investment grade rated bonds as well as below-investment grade bonds (or “junk”) bonds. The Fund may invest up to 25% of its assets in below-investment grade bonds rated below B- /B3 (at the time of purchase) by S&P Global Ratings (“Standard & Poor’s”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investor Services, Inc. (“Moody’s”), as applicable, or which are deemed equivalent by the Advisor. However, up to 100% of the Fund may be invested in bonds that are rated below-investment grade or Advisor-rated at any time. The Fund will typically not purchase bonds that are in default. The Fund’s investments may be unsecured or backed by receivables or other assets. The Fund may invest up to 70% of its net assets in foreign securities, including up to 40% in issuers located in emerging market countries. Emerging market countries are less developed foreign countries including countries whose economies or securities markets are not yet highly developed (“emerging markets”). Emerging markets may have below investment grade credit ratings and social or business activity in the process of rapid growth and industrialization. As this is an income-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest up to 20% of its net assets in each of the banking sector and diversified financials sector. The Fund may invest (up to 80% of its net assets) in mutual funds (including affiliated mutual funds), and/or exchange-traded funds (“ETFs”) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.
Muzinich Flexible U.S. High Yield Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Flexible U.S. High Yield Income Fund normally invests at least 80% of its net assets in high yield credit issued by companies with a domicile or principle place of business in the U.S. (“U.S. Corporations”). Credit instruments may include high yield bonds (commonly referred to as “junk” bonds), notes, loans, and other debt instruments. The Fund’s portfolio is typically well-diversified with below investment grade debt instruments issued by U.S. Corporations that the Advisor believes have attractive risk/reward characteristics. The Fund typically focuses on debt instruments rated below investment grade, defined as below BBB- or Baa3 by Standard & Poor’s, Fitch or Moody’s, as applicable, or which are deemed equivalent by the Advisor. High yield debt instruments in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. As this is an income-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest up to 20% of its net assets in each of the banking sector and diversified financials sector. The Fund may invest in mutual funds (including affiliated mutual funds) and/or exchange-traded funds (“ETFs”) which invest in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

The Fund typically invests in highly leveraged companies. Although the Advisor will consider ratings assigned by ratings agencies in selecting the portfolio’s debt instruments, it relies principally on its own research and investment analysis. The Advisor selects debt instruments based on a bottom-up fundamental evaluation of potential investment opportunities and existing investments. As applicable, the Advisor considers both company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; legislation, regulation, litigation, transparency, market perspective or other environmental, social and governance (ESG) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. The types of ESG factors that the Advisor believes can impact financial risks derive from, among other issues: changes to regulations, changes to consumer preferences, technology advancements, physical or transitional climate impacts, litigation risks, efficiency, brand value, innovation, market disruption/obsolescence, respect for human rights, anti-corruption, anti-bribery matters, and social license to operate. As a result of considering ESG factors in the Advisor’s investment decision process, an investment may be excluded or rejected where Muzinich believes those factors imply heightened risk of decreased liquidity of an investment and/or other negative financial impacts. In line with this, securities ineligible for investment by the Norges Bank Investment Management Company are also ineligible for inclusion in the Fund.

The Advisor may actively manage the Fund’s duration (defined as “duration-to-worst”), such that the portfolio’s duration, and that of individual holdings within, may deviate (either shorter or longer) from that of the general U.S. high yield market depending on the portfolio managers’ views on risk, reward, and valuation. (Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) Duration management may be achieved through the selection of individual securities and/or through the use of derivatives.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.
The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Trading securities frequently may lead to high portfolio turnover. Tax consequences are not a primary consideration in the Fund’s investment decisions. Although the Fund will typically not purchase bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Strategy Portfolio Concentration [Text]	The Flexible U.S. High Yield Income Fund normally invests at least 80% of its net assets in high yield credit issued by companies with a domicile or principle place of business in the U.S. (“U.S. Corporations”). Credit instruments may include high yield bonds (commonly referred to as “junk” bonds), notes, loans, and other debt instruments. The Fund’s portfolio is typically well-diversified with below investment grade debt instruments issued by U.S. Corporations that the Advisor believes have attractive risk/reward characteristics. The Fund typically focuses on debt instruments rated below investment grade, defined as below BBB- or Baa3 by Standard & Poor’s, Fitch or Moody’s, as applicable, or which are deemed equivalent by the Advisor. High yield debt instruments in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. As this is an income-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest up to 20% of its net assets in each of the banking sector and diversified financials sector. The Fund may invest in mutual funds (including affiliated mutual funds) and/or exchange-traded funds (“ETFs”) which invest in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.
Muzinich Low Duration Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Muzinich Low Duration Fund normally invests at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a well-diversified portfolio of corporate bonds and syndicated loans, including floating rate loans and restricted securities such as bonds issued pursuant to Rule 144A. Like bonds, syndicated loans represent amounts borrowed by companies or other entities. Investments are primarily made in securities of companies domiciled in or with principal business in developed markets, both outside and within the United States. The Fund may have a majority of its assets in foreign fixed income securities, with permitted-currency emerging market exposure not to exceed 20% of the Fund’s net assets. The permitted currencies of the Fund’s securities will be U.S. dollars (USD), euros (EUR), Swiss francs (CHF), and British pounds (GBP). The Fund may invest up to 25% of its net assets in the banking sector and up to 20% of its net assets in the diversified financials sector.

The Advisor may manage and adjust overall portfolio duration and credit risk exposure by the strategic use of derivatives that are primarily used to reduce portfolio volatility. In this context, the Advisor would expect to principally use credit index derivatives or options thereon and/or futures and options on primarily U.S. Treasurys and other developed market government bonds to manage portfolio duration and credit spread sensitivity. The Advisor generally focuses on risk management from a long-term perspective, rather than only being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

The Fund’s holdings maintain an average investment grade rating of at least Baa3 or BBB- according to the Manager’s compilation of the highest ratings available for each bond from Moody’s, Standard & Poor’s, or Fitch, as applicable. The Advisor will assign a rating to unrated bonds for this purpose. No more than 40% of the Fund’s net assets may be “junk bonds” rated, by the highest rating available for each issue, below investment grade (Ba1 or BB1, as applicable) by Moody’s, Standard & Poor’s or Fitch, or as deemed equivalent by the Advisor. As this is an income-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest in mutual funds (including affiliated mutual funds) and/or exchange-traded funds (“ETFs”) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

The Advisor seeks to reduce, but cannot eliminate, the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with shorter durations. The Low Duration Fund’s average “duration-to-worst” profile is usually targeted at no more than two years, and, under normal market conditions, is not expected to exceed three years. Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Due to market fluctuations, the average “duration-to-worst” profile of the portfolio may vary from time to time. It is anticipated that most bonds in the portfolio will have a remaining maturity of between zero and ten years. The Advisor believes that this short duration approach reduces the risk to the portfolio from rising interest rates, but cannot eliminate it entirely.

Although the Advisor will consider ratings assigned by ratings agencies in selecting the portfolio’s debt instruments, it relies principally on its own research and investment analysis. As applicable, the Advisor considers both company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; legislation, regulation, litigation, transparency, market perspective or other environmental, social and governance (ESG) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. The types of ESG factors that the Advisor believes can impact financial risks derive from, among other issues: changes to regulations, changes to consumer preferences, technology advancements, physical or transitional climate impacts, litigation risks, efficiency, brand value, innovation, market disruption/obsolescence, respect for human rights, anti-corruption, anti-bribery matters, and social license to operate. As a result of considering ESG factors in the Advisor’s investment decision process, an investment may be excluded or rejected where Muzinich believes those factors imply heightened risk of decreased liquidity of an investment and/or other negative financial impacts. In line with this, securities ineligible for investment by the Norges Bank Investment Management Company are also ineligible for inclusion in the Fund.
The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or it falls short of the portfolio managers’ expectations. The portfolio managers may also decide to continue to hold a bond or loan (or related securities) after a default.
Strategy Portfolio Concentration [Text]	The Muzinich Low Duration Fund normally invests at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a well-diversified portfolio of corporate bonds and syndicated loans, including floating rate loans and restricted securities such as bonds issued pursuant to Rule 144A. Like bonds, syndicated loans represent amounts borrowed by companies or other entities. Investments are primarily made in securities of companies domiciled in or with principal business in developed markets, both outside and within the United States. The Fund may have a majority of its assets in foreign fixed income securities, with permitted-currency emerging market exposure not to exceed 20% of the Fund’s net assets. The permitted currencies of the Fund’s securities will be U.S. dollars (USD), euros (EUR), Swiss francs (CHF), and British pounds (GBP). The Fund may invest up to 25% of its net assets in the banking sector and up to 20% of its net assets in the diversified financials sector.